BALANCE SHEET COMPONENTS - Accrued Liabilities (Details) - USD ($) $ in Thousands		Jan. 03, 2021	Dec. 29, 2019
Related Party Transaction [Line Items]
Employee compensation and employee benefits		$ 12,178	$ 19,547
Short-term warranty reserves		9,548	10,111
Restructuring reserve		0	515
Accrued interest payable		6,185	133
Other payables to SunPower (Note 3)		7,942	0
VAT payables		9,341	6,390
Derivative financial instruments		2,971	1,962
Legal expenses		3,450	5,265
Taxes payable		18,112	13,826
Liability due to supply agreement		0	28,031
Other		7,580	6,790
Accrued liabilities	[1]	77,307	$ 92,570
SunPower
Related Party Transaction [Line Items]
Short-term warranty reserves		$ 3,300

[1]	We have related-party balances for transactions with Tianjin Zhonghuan Semiconductor Co., Ltd, SunPower Corporation (“SunPower”) and Total S.A. and its affiliates as well as unconsolidated entities in which we have a direct equity investment. These related-party balances are recorded within the “Accounts receivable, net,” “Accounts payable,” “Accrued liabilities,” “Prepaid expenses and other current assets,” “Other long-term assets,” “Contract liabilities, current portion,” “Contract liabilities, net of current portion,” and “Net parent investment” financial statement line items in our Consolidated and Combined Balance Sheets (see Note 3, Note 4, Note 6 and Note 10).